united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 09/30

Date of reporting period: 03/31/19

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class C Shares: DPFCX
Class I Shares: DPFNX

Semi-Annual Report
March 31, 2019

www.deerparkfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.deerparkfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the period ended March 31, 2019, compared to its benchmarks:

				Annualized	Annualized
			Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	March 31, 2019	March 31, 2019
Class A Shares	(0.22)%	2.49%	7.50%	7.58%	—
Class A Shares with load	(5.98)%	(3.41)%	5.38%	5.75%	—
Class C Shares	(0.64)%	1.76%	—	—	4.79%
Class I Shares	(0.11)%	2.74%	7.74%	7.85%	—
Bloomberg Barclays U.S. Aggregate Bond Index	4.63%	4.48%	2.03%	2.34%	2.69%
HFRX Fixed Income - Credit Index	(1.78)%	(0.90)%	3.12%	1.28%	0.72%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.34%, 3.09% and 2.09%, respectively, for Class A, Class C and Class I shares per the January 28, 2019 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2019, are as follows:

Percent of
Portfolio Composition:	Net Assets
Non-Agency Residential Mortgage Backed Securities	77.5%
Commercial Mortgage Backed Securities	7.7%
Short Term Investment	6.2%
U.S. Government Treasury	4.1%
Corporate Bonds	3.4%
Other Mortgage Backed Securitites	1.6%
Purchased Put Options	0.1%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	5.036	10/25/2033	$169,292
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	7.736	12/25/2032	174,644
1,306,918	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	3.236	9/25/2033	1,276,273
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	4.661	8/25/2033	468,934
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	3.221	3/25/2035	598,077
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	7.736	11/25/2032	311,650
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	7.736	11/25/2033	427,939
70,677	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	5.336	7/25/2033	71,351
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	7.736	4/25/2034	54,696
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	5.861	4/25/2034	190,852
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	5.486	4/25/2034	1,141,091
818,888	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	3.881	1/25/2035	599,762
3,681,139	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 1M Libor + 0.99%	3.476	5/25/2035	2,502,244
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	5.986	5/25/2035	1,198,039
125,660	Adjustable Rate Mortgage Trust 2005-4 (B)	5.126	8/25/2035	124,596
1,783,590	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	2.636	3/25/2037	1,761,222
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	5.266	4/25/2034	200,845
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	4.816	4/25/2034	359,940
453,384	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	5.336	9/25/2034	425,937
459,824	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 2.85%	5.336	10/25/2034	419,171
951,531	AFC Home Equity Loan Trust, 1M Libor + 0.81%	3.296	6/25/2029	817,975
1,806,414	Alliance Bancorp Trust 2007-OA1, 1M Libor + 0.24%	2.726	7/25/2037	1,613,477
2,334,264	Alternative Loan Trust 2004-29CB	5.500	1/25/2035	318,152
620,003	Alternative Loan Trust 2005-22T1, 1M Libor + 5.07%	2.585	6/25/2035	69,001
122,705	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month + 1.31%	3.707	7/20/2035	100,893
149,633	Alternative Loan Trust 2005-36 (B)	3.843	8/25/2035	20,212
674,663	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	3.386	12/25/2036	339,562
853,035	Alternative Loan Trust 2005-45, Federal Reserve U.S. 12 month + 2.05%	4.447	10/20/2035	742,466
1,646,379	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	1,122,935
533,351	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	2.806	11/25/2035	492,432
1,226,288	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	1,131,883
603,434	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	3.236	1/25/2036	466,282
529,766	Alternative Loan Trust 2006-HY10 (B)	3.888	5/25/2036	484,250
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2020	262,457
438,724	Alternative Loan Trust 2006- J5	6.500	9/25/2036	229,157
5,150,987	Alternative Loan Trust 2006-OA2, 1M Libor + 0.21%	2.698	5/20/2046	4,291,746
26,922,543	Alternative Loan Trust 2006-OA2 (B)	1.472	5/20/2046	1,361,670
7,702,122	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	2.756	7/25/2046	5,235,422
3,273,538	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	2.646	7/25/2036	3,170,520
3,734,519	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.337	6/25/2046	3,337,685
1,781,464	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.337	6/25/2046	1,625,385
46,183,712	Alternative Loan Trust 2006-OA10 (C)	1.548	8/25/2046	2,630,959
1,983,195	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	2.676	9/25/2046	1,839,448
2,586,526	Alternative Loan Trust 2006-OA12, 1M Libor + 0.21%	2.698	9/20/2046	2,032,243
285,785	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	2.668	2/20/2047	232,791
285,774	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	218,539
1,629,026	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	3.146	11/25/2035	1,178,528
1,098,486	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	2.676	5/25/2046	975,682
356,731	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	3.357	9/25/2046	331,902
290,580	American Home Mortgage Assets Trust 2006-2, 1M Libor + 0.19%	2.676	9/25/2046	267,129
1,278,587	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	2.696	10/25/2046	928,627
4,668,814	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	2.676	12/25/2046	4,038,032
7,893,962	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month + 0.70%	3.097	2/25/2047	4,888,585
317,296	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	2.676	6/25/2047	293,464
5,248,192	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	3.246	11/25/2045	4,274,769
795,471	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	2.946	12/25/2046	654,166
6,197,970	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	2.756	3/25/2037	3,975,743
399,665	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 1M Libor + 6.00%	5.512	1/25/2034	459,347
643,170	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	5.531	5/25/2033	484,541
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	5.246	5/25/2034	1,158,761
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.586	11/25/2034	185,239
244,762	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	4.511	10/25/2031	169,905
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	3.686	10/25/2031	1,143,130
80,248	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	4.286	7/25/2032	79,625

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
3,429,661	Amortizing Residential Collateral Trust 2002-BC8, 1M Libor + 2.85%	5.336	11/25/2032	$2,772,466
621,894	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2003-W4, 1M Libor + 5.25%, 144A	5.186	10/25/2033	544,871
64,504	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor + 2.78%	4.478	1/25/2034	56,604
367,520	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 2.18%	4.661	3/25/2034	359,705
323,880	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 3.23%	4.757	4/25/2034	310,789
192,056	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 2.93%	4.757	4/25/2034	188,757
844,454	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W10, 1M Libor + 2.10%	4.586	10/25/2034	766,869
1,681,656	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	2.636	7/25/2036	1,451,343
335,708	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	2.636	9/25/2036	135,744
4,303,856	Argent Securities Trust 2006-W2, 1M Libor + 0.29%	2.776	3/25/2036	2,757,928
259,492	Asset Backed Securities Corp Home Equity Loan Trust Series 2001-HE1, 1M Libor + 1.73%	4.209	4/15/2031	259,132
84,824	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	4.930	8/15/2033	83,645
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	6.611	6/25/2034	408,525
266,316	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	5.036	6/25/2034	240,266
91,855	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	4.586	6/25/2034	90,906
75,675	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	3.536	12/25/2034	74,166
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	5.236	9/25/2034	257,002
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	4.386	9/25/2034	243,462
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	3.716	2/25/2035	185,187
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	4.511	5/25/2035	1,247,096
5,000,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.766	7/25/2036	3,978,999
1,754,102	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	5.711	8/25/2032	1,004,567
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 1M Libor + 2.55%	4.300	4/25/2034	304,067
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	4.166	1/25/2035	1,971,642
41,723	Banc of America Funding 2004-C Trust (B)	4.961	12/20/2034	39,442
210,685	Banc of America Funding 2005-F Trust (B)	4.382	9/20/2035	195,300
98,903	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	2.798	9/20/2035	74,317
1,976,299	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	3.048	5/20/2036	1,038,708
18,729,314	BANK 2017-BNK6 (B), 144A	1.500	7/15/2060	1,619,970
1,847,344	BankUnited Trust 2005-1, 1M Libor + 0.39%	2.876	9/25/2045	1,677,788
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 2.25%, 144A	5.861	4/25/2036	3,145,273
500,000	Bayview Financial Acquisition Trust (C)	6.096	12/28/2036	499,742
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	3.846	6/28/2044	1,891,477
2,000,000	Bayview Opportunity Master Fund IVa Trust 2019-RN2 (C), 144A	3.967	3/28/2034	2,002,500
199,092	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	2.656	1/25/2037	187,705
688,584	BCMSC Trust 2001-A (B)	8.265	12/15/2030	390,654
578,240	Bear Stearns ALT-A Trust 2003-6 (B)	4.157	1/25/2034	203,731
468,698	Bear Stearns ALT-A Trust 2005-3 (B)	4.166	4/25/2035	440,200
4,442,968	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	2.986	1/25/2036	4,559,689
1,674,152	Bear Stearns ALT-A Trust 2006-4 (B)	3.906	8/25/2036	1,387,826
733,980	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	2.656	4/25/2037	577,693
51,180	Bear Stearns ARM Trust 2002-1 (B)	4.350	2/25/2024	49,337
144,347	Bear Stearns ARM Trust 2004-6 (B)	4.111	9/25/2034	124,940
159,442	Bear Stearns ARM Trust 2004-7 (B)	4.750	10/25/2034	154,592
140,792	Bear Stearns ARM Trust 2007-4 (B)	3.920	6/25/2047	130,528
65,309	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	2.886	10/25/2034	55,309
633,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	6.486	10/25/2034	626,746
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	5.336	6/25/2034	262,989
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	5.336	9/25/2034	761,201
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	5.186	9/25/2034	475,744
227,870	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	5.940	8/25/2034	58,381
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	8.111	8/25/2034	165,677
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	4.586	8/25/2034	195,426
546,575	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	5.111	9/25/2034	216,938
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	4.586	9/25/2034	550,386
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	5.111	11/25/2034	249,909
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	4.586	11/25/2034	1,820,665
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	5.186	12/25/2034	980,820
908,656	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	4.361	4/25/2035	1,006,932
730,904	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	2.656	3/25/2037	1,035,641
140,295	Bear Stearns Asset Backed Securities Trust (C)	8.410	10/25/2029	143,187
280,421	Bear Stearns Asset Backed Securities Trust (C)	8.220	10/25/2029	283,576
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	8.111	7/25/2034	52,887
267,867	Bear Stearns Asset Backed Securities Trust 2003-AC4 (C)	5.658	9/25/2033	256,309

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
159,958	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	7.361	10/25/2033	$163,071
102,006	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	5.136	11/25/2033	92,128
215,809	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	5.861	1/25/2034	57,175
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	5.336	1/25/2034	75,008
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	6.455	2/25/2034	103,154
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	6.353	3/25/2034	332,075
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	5.111	3/25/2034	57,437
201,473	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	4.586	3/25/2034	204,298
108,751	Bear Stearns Asset Backed Securities Trust 2004-SD1 (C)	6.000	12/25/2042	106,245
1,039,681	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	6.236	12/25/2044	883,263
130,794	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	136,350
520,492	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	2.746	8/25/2036	1,430,637
655,955	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	2.696	12/25/2046	2,300,506
740,393	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	2.646	12/25/2046	709,060
319,514	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	2.626	3/25/2037	309,740
67,084	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	2.806	3/25/2037	63,273
23,122	BellaVista Mortgage Trust 2005-2, 1M Libor + 0.25%	2.732	5/20/2045	21,944
2,689,068	Bsprt 2017-Fl1 Issuer Ltd, 1M Libor + 4.25%, 144A	6.734	6/15/2027	2,696,137
2,000,000	BTH-13 Mortgage Backed Securities Trust, 1M Libor + 2.50%, 144A	4.989	9/24/2020	2,002,240
3,000,000	BTH-20 Mortgage-Backed Securities Trust, 1M Libor + 2.50%, 144A	4.989	8/18/2021	3,005,883
223,144	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	4.811	5/25/2034	214,323
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	3.656	2/25/2035	937,731
1,116,074	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	2.736	4/25/2036	934,013
1,699,087	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	2.646	10/25/2036	1,601,325
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	2.746	2/25/2037	466,499
1,954,729	CBA Commercial Small Balance Commercial Mortgage, 144A (C)	5.540	1/25/2039	1,635,968
2,753,785	C-BASS 2007-CB1 TRUST (C)	3.568	1/25/2037	1,236,132
1,005,549	C-BASS 2007-CB1 TRUST (C)	3.568	1/25/2037	451,465
297,458	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	2.556	1/25/2037	126,049
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	5.336	10/25/2033	786,925
169,396	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	5.111	11/25/2033	167,206
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	4.286	6/25/2034	540,980
1,095,077	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	4.286	11/25/2034	966,137
1,828,456	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	3.401	11/25/2034	1,815,486
403,369	Centex Home Equity Loan Trust 2001-B (C)	7.330	7/25/2032	351,884
1,125,065	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	4.061	3/25/2034	1,059,936
151,692	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	3.486	9/25/2034	149,764
333,722	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	3.176	9/25/2034	334,187
48,894	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	4.886	6/25/2034	48,928
154,556	Chase Funding Trust Series 2003-3	4.885	5/25/2032	96,936
636,386	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	620,165
209,332	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.303	2/25/2037	211,495
73,651	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.169	2/25/2037	70,921
1,140,813	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	2.666	5/25/2048	921,194
135,523	Chevy Chase Mortgage Funding Corp. Adj% (B)	2.806	5/25/2035	133,394
745,742	CHL Mortgage Pass-Through Trust 2003-58 (B)	4.691	2/19/2034	745,662
67,510	CHL Mortgage Pass-Through Trust 2004-2 (B)	4.679	3/25/2034	46,935
1,213,296	CHL Mortgage Pass-Through Trust 2004-6 (B)	4.166	5/25/2034	1,114,571
595,981	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	3.166	3/25/2035	556,114
93,147	CHL Mortgage Pass-Through Trust 2005-11 (B)	2.838	4/25/2035	76,697
65,743	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	2.756	4/25/2035	63,467
589,427	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	372,657
168,562	CHL Mortgage Pass-Through Trust 2007-HYB2 (B)	4.003	2/25/2047	150,905
3,118,027	CIT Home Equity Loan Trust 2002-2 (C)	6.490	2/25/2031	3,219,050
202,780	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	127,514
127,787	Citicorp Mortgage Securities Trust Series 2007-7 **	0.000	8/25/2037	103,568
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1 (C)	5.188	7/25/2036	1,590,360
5,251,047	Citicorp Residential Mortgage Trust Series 2006-2 (C)	5.408	9/25/2036	670,145
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27 (B), 144A	1.428	2/10/2048	2,567,760
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	3.836	1/25/2032	443,450
276,600	Citigroup Mortgage Loan Trust 2005-3 (B)	4.455	8/25/2035	212,404
3,023,991	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	2.746	9/25/2036	2,579,867
1,618,365	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	3.236	1/25/2036	1,333,449
2,401,000	Citigroup Mortgage Loan Trust 2007-2	6.000	11/25/2036	2,132,149

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
2,278,301	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	2.556	5/25/2037	$1,651,152
345,536	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17%	2.656	5/25/2037	305,747
118,456	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	2.566	1/25/2037	83,965
126,256	Citigroup Mortgage Loan Trust 2007-AR8 (B)	4.302	7/25/2037	127,187
462,599	Citigroup Mortgage Loan Trust 2007-OPX1 (C)	6.333	1/25/2037	308,705
272,451	Citigroup Mortgage Loan Trust Inc (B)	4.843	2/25/2034	274,137
58,457	Citigroup Mortgage Loan Trust Inc (B)	4.972	3/25/2034	58,521
433,436	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	4.346	2/25/2035	401,816
543,816	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	3.581	2/25/2035	514,222
4,703,393	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	3.136	10/25/2035	1,466,929
822,863	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	2.746	11/25/2035	666,126
114,121	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	109,686
198,892	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	5.861	3/25/2032	197,488
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.736	11/25/2032	462,163
841,422	Countrywide Asset-Backed Certificates, 1M Libor + 2.63%	5.111	12/25/2032	675,911
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	5.036	4/25/2033	320,226
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	4.586	8/25/2033	451,068
820,717	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	3.506	9/25/2033	770,907
290,313	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	4.436	3/25/2034	285,927
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.736	7/25/2034	21,892
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	4.361	10/25/2034	58,855
2,895,148	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	2.646	12/25/2035	2,859,777
531,873	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	2.986	3/25/2036	505,004
75,945	Countrywide Asset-Backed Certificates (B)	4.756	7/25/2036	76,135
112,831	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	2.616	12/25/2036	105,299
2,694,357	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	2.626	3/25/2037	2,466,849
1,513,734	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%, 144A	2.936	3/25/2047	1,151,253
331,388	Credit Suisse First Boston Mortgage Securities Corp. (B)	5.097	6/25/2032	331,916
209,043	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	4.486	10/25/2032	208,533
166,197	Credit Suisse First Boston Mortgage Securities Corp. (B)	4.638	3/25/2033	159,396
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	4.920	4/25/2034	113,472
231,084	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	4.486	2/25/2035	222,808
1,360,918	Credit-Based Asset Servicing And Securities	6.235	5/25/2050	1,284,286
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	4.436	4/25/2032	846,379
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	5.490	5/25/2032	563,086
505,944	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	8.111	10/25/2032	460,621
201,875	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	3.911	1/25/2033	200,916
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	4.082	3/25/2034	173,515
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	4.082	3/25/2034	226,582
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	4.082	3/25/2034	109,486
66,093	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	3.581	1/25/2035	65,835
322,757	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	5.186	7/25/2035	321,577
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	3.116	7/25/2035	331,348
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (C)	6.000	9/25/2035	2,821,691
79,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	3.281	12/25/2035	79,684
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.70%, 144A	3.186	7/25/2036	2,841,695
445,000	Credit-Based Asset Servicing & Securitization LLC (C)	4.145	4/25/2037	351,333
1,209,315	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	2.826	7/25/2037	823,655
1,428,093	Credit-Based Asset Servicing & Securitization LLC (B)	7.204	1/25/2039	1,364,680
154,483	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (B)	5.750	5/25/2033	140,505
664,088	CSFB Mortgage-Backed Trust Series 2004-7 (B)	5.959	11/25/2034	390,860
119,821	CWABS Inc Asset-Backed Certificates Series 2004-1, 1M Libor + 1.80%	4.286	12/25/2033	119,405
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor + 4.50%	6.986	8/25/2033	1,802,017
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 3.00%	5.486	4/25/2034	12,836
308,073	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 2.33%	4.811	5/25/2034	285,692
123,419	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 0.86%	3.341	8/25/2034	120,803
441,912	CWABS Inc Asset-Backed Certificates Trust 2005-1 (B)	5.555	7/25/2035	426,061
783,000	CWABS Inc Asset-Backed Certificates Trust 2005-4 (B)	5.236	7/25/2035	653,555
5,000,000	CWABS Inc Asset-Backed Certificates Trust 2005-7 (B)	5.115	10/25/2035	4,375,099
309,845	CWABS Inc Asset-Backed Certificates Trust 2005-11 (B)	5.210	3/25/2034	311,873
3,586,106	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%	2.664	5/15/2035	3,478,675
688,005	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	2.684	5/15/2036	652,723
2,198,341	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	2.886	8/25/2047	1,356,336
1,038,604	Deutsche Mtge Securities Adj% (B)	2.743	5/28/2037	211,558

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
30,689	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	4.132	7/19/2044	$27,678
97,876	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.33%	2.812	2/19/2045	15,403
1,179,915	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.18%	2.662	4/19/2047	1,055,071
1,077,443	Emc Mortgage Trust Loan Trust Adj% (B)	5.036	5/25/2039	831,635
368,074	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	6.386	12/25/2034	183,779
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	5.111	12/25/2034	655,549
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	4.286	4/25/2035	729,543
11,419,917	Fannie Mae REMICS, 1M Libor + 6.05%	3.565	3/25/2039	735,205
15,627,552	Fannie Mae REMICS, 1M Libor + 6.15%	3.665	4/25/2040	1,602,724
3,501,525	Fannie Mae REMICS, 1M Libor + 6.58%	4.095	8/25/2041	363,821
4,775,640	Fannie Mae REMICS, 1M Libor + 6.15%	3.665	12/25/2042	899,519
10,192,013	Fannie Mae REMICS, 1M Libor + 6.10%	3.615	1/25/2043	2,081,203
9,680,234	Fannie Mae REMICS, 1M Libor + 6.05%	3.565	3/25/2047	1,702,017
7,914,267	Fannie Mae REMICS, 1M Libor + 6.05%	3.565	3/25/2047	1,394,068
6,765,206	Fannie Mae REMICS, 1M Libor + 6.15%	3.665	9/25/2047	1,358,780
7,708,010	Fannie Mae REMICS, 1M Libor + 6.20%	3.715	12/25/2047	1,492,709
10,312,928	Fannie Mae REMICS, 1M Libor + 6.20%	3.715	9/25/2048	1,434,949
281,641	FBR Securitization Trust, 1M Libor + 0.68%	3.161	10/25/2035	198,623
583,220	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	4.661	6/25/2034	558,504
56,612	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	4.211	6/25/2034	56,440
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	4.586	5/25/2034	115,850
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	4.061	2/25/2033	491,132
591,477	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	4.886	8/25/2034	560,624
742,092	First Franklin Mortgage Loan Trust 2004-FF7 (C)	5.500	9/25/2034	495,394
337,359	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	4.661	9/25/2034	335,103
1,208,959	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	3.911	10/25/2034	1,199,204
5,616,608	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	3.026	10/25/2035	5,608,523
194,973	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	4.486	9/25/2032	197,875
84,227	First Franklin Mortgage Loan Trust 2004-FFB (B)	4.646	6/25/2024	84,086
918,688	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	5.111	9/25/2033	825,643
365,832	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	4.856	2/25/2034	337,366
5,289,135	First NLC Trust 2005-1, 1M Libor + 0.65%	2.344	5/25/2035	4,627,142
1,579,642	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	2.766	8/25/2037	964,472
1,894,042	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (B)	5.497	11/25/2052	1,799,340
3,193,085	Freddie Mac REMICS, 1M Libor + 6.70%	4.216	2/15/2042	432,016
9,037,076	Freddie Mac REMICS, 1M Libor + 6.00%	3.516	6/15/2042	1,525,813
8,329,961	Freddie Mac REMICS, 1M Libor + 6.10%	3.616	12/15/2044	1,294,968
9,101,850	Freddie Mac REMICS, 1M Libor + 6.18%	3.696	6/15/2045	1,632,421
645,152	Freddie Mac REMICS, 1M Libor + 6.00%	3.516	5/15/2046	110,051
4,119,395	Freddie Mac REMICS, 1M Libor + 6.10%	3.616	5/15/2047	838,467
5,345,053	Freddie Mac REMICS, 1M Libor + 6.10%	3.616	6/15/2047	1,082,519
12,987,165	Freddie Mac REMICS, 1M Libor + 6.15%	3.666	9/15/2047	2,395,830
11,295,760	Freddie Mac REMICS, 1M Libor + 6.20%	3.716	5/15/2048	1,716,676
207,079	Fremont Home Loan Trust 2004-1, 1M Libor + 0.83%	3.311	2/25/2034	204,985
40,418	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	4.811	5/25/2034	38,987
501,314	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	4.211	8/25/2034	461,946
257,362	GE Business Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.904	5/15/2034	241,360
531,211	GE Business Loan Trust 2006-1, 1M Libor + 0.20%, 144A	2.655	5/15/2034	516,768
619,800	GE Capital Mortgage Services Corp. 1999-HE3 Trust (B)	7.775	10/25/2029	643,666
207,400	GE Capital Mortgage Services Inc Adj% (B)	7.905	7/25/2029	100,688
1,950,792	GE Commercial Mortgage Corp Series 2007-C1 Trust (B)	5.439	12/10/2049	1,765,324
2,816,048	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	2,750,567
1,466,823	Global Mortgage Securitization Ltd. , 1M Libor + 0.27%, 144A	2.756	4/25/2032	1,428,847
1,065,830	GMACM Mortgage Loan Trust 2004-GH1 (C)	5.000	7/25/2035	1,022,000
8,989,520	Government National Mortgage Association (B)	1.376	3/16/2047	357,796
11,755,766	Government National Mortgage Association (B)	0.720	2/16/2051	534,087
7,963,553	Government National Mortgage Association (B)	0.584	8/16/2051	321,667
56,365,142	Government National Mortgage Association (B)	0.485	11/16/2052	1,444,422
16,674,570	Government National Mortgage Association (B)	0.865	5/16/2057	1,109,694
24,265,340	Government National Mortgage Association (B)	0.740	2/16/2059	1,638,137
123,725	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	2.716	4/25/2036	157,777
1,897,827	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	2.696	1/25/2047	1,782,794
573,985	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	3.061	10/25/2034	530,204
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	3.686	6/25/2035	3,846,490

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
78,821	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	2.566	3/25/2036	$45,621
1,692,000	GSAA Trust (C)	5.760	11/25/2034	1,624,317
75,507	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	5.263	3/20/2033	76,860
594,237	GSAMP Trust 2003-HE2, 1M Libor + 4.43%	6.911	8/25/2033	634,447
662,795	GSAMP Trust 2004-HE2, 1M Libor + 3.23%	4.541	9/25/2034	358,093
141,461	GSAMP Trust 2004-HE2, 1M Libor + 1.65%	4.136	9/25/2034	139,294
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	4.305	11/25/2034	57,323
305,213	GSAMP Trust 2004-OPT, 1M Libor + 0.68%	3.166	11/25/2034	305,846
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	4.961	10/25/2034	76,712
5,929,688	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.766	5/25/2046	4,497,296
1,303,032	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	2.606	12/25/2036	753,155
2,094,985	GSMPS Mortgage Loan Trust 2003-3, (B) 144A	7.076	6/25/2043	625,565
214,393	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%144A	2.836	1/25/2036	188,997
177,290	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	172,409
32,309	GSR Mortgage Loan Trust 2004-7 (B)	3.591	6/25/2034	31,016
2,824,706	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	2.836	5/25/2036	533,928
1,318,564	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	2.836	10/25/2036	420,565
27,935	GSR Mortgage Loan Trust 2006-AR2 (B)	4.204	4/25/2036	25,113
1,801,989	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	2.746	8/25/2046	980,892
571,809	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	3.422	11/19/2034	255,708
6,058,589	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	3.042	2/19/2036	5,131,601
5,579,648	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.19%	2.677	7/21/2036	4,940,882
8,673,999	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	2.722	11/19/2036	7,430,936
8,467,981	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	2.662	3/19/2037	6,663,017
2,521,914	Helios Issuer LLC Series 2017-1, 144A	8.000	9/20/2049	2,594,992
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	5.036	3/25/2033	235,243
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	5.986	3/25/2034	1,230,669
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	4.986	4/25/2034	253,427
540,177	Home Equity Asset Trust, 1M Libor + 2.60%	5.086	8/25/2034	731,708
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	3.986	3/25/2035	762,688
273,508	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	4.336	6/25/2032	251,503
877,975	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	5.236	10/25/2034	871,403
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	4.136	12/25/2034	214,763
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	2.926	3/25/2036	130,164
6,325,027	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	2.646	11/25/2036	5,116,883
839,290	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	2.706	4/25/2037	665,691
515,478	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	4.661	12/25/2032	404,644
118,027	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (C)	5.322	4/25/2033	127,400
544,195	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 3.15%	5.276	11/25/2034	544,272
467,394	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	4.661	11/25/2034	467,671
401,453	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 2.63%	5.111	3/25/2035	364,210
376,362	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	4.361	3/25/2035	353,416
441,599	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	4.061	3/25/2035	432,638
200,727	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	3.911	3/25/2035	196,326
282,285	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	3.461	12/25/2034	269,335
1,017,520	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	3.736	3/25/2035	985,010
453,975	IMC Home Equity Loan Trust 1998-1 (C)	7.530	6/20/2029	442,165
7,400	IMC Home Equity Loan Trust 1998-5 (C)	6.560	12/20/2029	7,561
141,366	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	4.736	9/25/2034	141,012
210,439	Impac CMB Trust Series 2004-6, 1M Libor + 1.95%	4.436	10/25/2034	196,451
801,230	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	3.226	3/25/2035	783,237
116,718	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	4.961	4/25/2035	112,628
175,076	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	3.611	4/25/2035	164,896
1,114,727	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	3.251	4/25/2035	1,015,339
68,810	Impac CMB Trust Series 2005-2, 1M Libor + 0.74%	3.221	4/25/2035	65,365
344,052	Impac CMB Trust Series 2005-3, 1M Libor + 0.65%	3.131	4/25/2035	335,604
124,732	Impac CMB Trust Series 2005-3, 1M Libor + 0.60%	3.086	8/25/2035	102,176
75,333	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	5.861	10/25/2035	76,216
85,211	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	75,047
4,070,948	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	4.136	2/25/2035	3,284,079
1,783,451	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,272,137
4,465,856	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	2.666	7/25/2047	3,752,590
106,325	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	3.286	8/25/2034	97,978
1,814,447	IndyMac INDX Mortgage Loan Trust 2004-AR6 (B)	4.589	10/25/2034	1,826,101

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
1,797,888	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	3.206	1/25/2035	$1,546,648
6,078,558	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	2.796	10/25/2036	4,728,341
94,989	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	2.686	6/25/2046	82,080
1,055,736	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.31%	2.716	7/25/2046	1,015,950
1,306,239	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	2.656	11/25/2036	1,241,475
1,066,075	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	2.566	11/25/2036	1,008,742
762,141	JP Morgan Alternative Loan Trust (B)	3.902	5/25/2036	598,055
957,411	JP Morgan Mortgage Trust 2005-A1 (B)	4.646	2/25/2035	486,088
181,666	JP Morgan Mortgage Trust 2006-A6 (B)	4.112	10/25/2036	161,665
390,294	JP Morgan Mortgage Trust 2006-A7 (B)	4.211	1/25/2037	374,416
195,960	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	146,106
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.60%, 144A	3.086	6/25/2037	3,887,411
79,095	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	78,801
4,757,681	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	2.846	11/25/2035	4,355,655
7,268,477	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	3.457	2/25/2036	6,794,739
1,116	Lehman XS Trust Series 2006-18N, 1M Libor + 0.17%	2.656	12/25/2036	1,134
140,983	Lehman XS Trust Series 2007-1, 1M Libor + 0.23%	2.716	2/25/2037	92,685
867,467	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	2.726	6/25/2047	771,823
1,431,280	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	2.686	7/25/2047	1,363,185
278,714	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	3.336	9/25/2047	271,626
5,200,000	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95%	4.516	7/25/2031	379,600
201,254	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	4.961	3/25/2032	209,246
52,914	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	5.261	7/25/2033	52,659
187,111	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	5.111	8/25/2033	191,212
54,491	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	4.136	10/25/2034	52,960
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	4.436	9/25/2034	73,500
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	4.286	9/25/2034	143,248
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	3.911	2/25/2035	4,373,374
544,348	MASTR Adjustable Rate Mortgages Trust 2004-10 (B)	4.412	10/25/2034	330,492
290,979	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	2.886	3/25/2036	58,539
447,661	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	2.836	3/25/2036	88,652
3,000,000	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	6.236	9/25/2034	3,008,401
70,405	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	3.446	10/25/2034	70,374
126,613	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	3.686	12/25/2034	126,683
118,593	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	107,769
332,556	Mastr Specialized Loan Trust, 144A (C)	5.750	7/25/2035	324,850
1,170,463	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	2.736	8/25/2037	1,068,849
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	4.961	7/25/2034	1,072,422
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	6.836	8/25/2035	202,204
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	5.261	12/25/2034	475,471
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	8.111	9/25/2035	776,409
539,476	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	3.281	9/25/2035	538,183
864,415	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	4.560	9/25/2037	633,503
18,647	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	4.375	9/25/2037	17,992
106,224	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (B)	4.832	2/25/2034	94,300
197,506	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	4.061	9/25/2031	200,865
83,858	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 1M Libor + 2.85%	5.336	5/25/2033	82,508
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	7.436	4/25/2033	704,280
231,492	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	8.111	6/25/2033	230,993
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	8.111	9/25/2033	478,210
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	7.886	9/25/2033	386,911
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	8.111	10/25/2033	745,495
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	5.636	5/25/2034	19,866
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	4.511	8/25/2034	1,238,934
109,741	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	5.186	9/25/2034	99,992
527,358	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	4.436	9/25/2034	502,159
1,740,224	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	4.061	11/25/2034	1,615,693
52,118	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	4.211	7/25/2034	50,725
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	5.261	9/25/2034	69,202
469,426	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	4.361	9/25/2034	453,553
170,678	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.58%	4.061	11/25/2034	162,762
974,416	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.43%	3.911	11/25/2034	967,945
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	3.911	1/25/2035	1,342,357
1,366,815	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	3.791	12/25/2034	1,285,762

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	3.506	1/25/2035	$437,075
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	4.361	1/25/2035	310,250
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	3.581	1/25/2035	1,022,309
2,011,896	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	3.521	3/25/2035	771,538
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.461	2/25/2035	1,210,452
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	3.536	4/25/2035	193,742
4,340,586	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	2.716	9/25/2036	2,512,323
7,500,000	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.866	12/25/2035	6,374,021
4,257,730	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.09%	2.576	7/25/2036	2,114,228
367,667	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	2.546	12/25/2036	221,237
92,567	Morgan Stanley Dean Witter Capital Adj% (B)	6.010	4/25/2033	84,106
66,911	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	3.431	10/25/2031	101,292
1,235,722	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	2.586	4/25/2037	795,895
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	2.806	4/25/2037	1,984,940
270,393	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	3.311	12/25/2034	267,230
115,015	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	4.139	5/25/2035	114,970
450,954	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	3.296	5/25/2035	447,843
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	2.766	3/25/2037	2,257,323
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	7.248	1/25/2034	1,036,366
364,811	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	4.811	5/25/2034	342,983
111,542	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	4.211	11/25/2034	106,517
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	3.686	3/25/2035	3,281,758
3,852,728	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	3.506	6/25/2035	2,153,224
497,640	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	2.646	8/25/2036	475,949
1,893,801	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	5.486	1/25/2033	1,747,637
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	8.111	7/25/2033	142,259
415,750	New Century Home Equity Loan Trust Series 2003-5 (C)	5.082	11/25/2033	416,227
4,725,536	New Residential Mortgage LLC, 144A	5.670	5/25/2023	4,769,438
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1, 144A (B)	5.283	11/25/2048	2,091,359
1,281,027	Novastar Home Equity Loan Adj% (B)	5.036	6/25/2034	1,220,528
253,878	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	3.611	12/25/2033	253,725
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	5.261	12/25/2034	83,633
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	5.036	3/25/2035	2,291,588
3,374,999	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	4.256	6/25/2035	2,098,553
707,698	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	2.866	9/25/2046	653,946
1,920,125	NovaStar Mortgage Funding Trust Series 2007-1, 1M Libor + 0.13%	2.616	3/25/2037	1,443,048
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	4.961	1/25/2034	264,985
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	4.511	1/25/2034	400,654
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	5.186	5/25/2034	478,733
348,593	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	4.061	5/25/2034	327,006
6,222,874	Optone Delware Trust Adj% (B)	4.342	2/26/2038	4,482,448
267,235	Origen Manufactured Housing	7.820	3/15/2032	264,183
961,157	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	5.261	7/25/2035	1,177,483
5,671,144	Ownit Mortgage Loan Trust Series 2005-3, 1M Libor + 0.68%	3.161	6/25/2036	5,430,119
714,365	Ownit Mortgage Loan Trust Series 2006-2 (C)	5.633	1/25/2037	715,985
368,777	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	2.966	8/25/2035	369,920
2,830,002	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	3.596	3/25/2035	1,703,658
3,543,366	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	3.146	9/25/2035	956,161
177,006	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	5.186	10/25/2034	119,273
189,648	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	4.211	10/25/2034	189,208
105,275	Popular ABS Mortgage Pass-Through Trust 2005-5 (C)	3.991	11/25/2035	105,003
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	4.136	6/25/2035	872,788
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	4.386	8/25/2035	658,148
9,163,780	Popular ABS Mortgage Pass-Through Trust 2006-E, 1M Libor + 0.28%	2.766	1/25/2037	6,776,877
528,219	Prime Mortgage Trust 2006-1	5.500	6/25/2036	537,010
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	2.966	2/25/2035	516,777
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	2.886	2/25/2035	812,790
325,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	5.986	1/25/2030	318,910
254,374	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	3.330	1/25/2031	230,275
874,418	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	3.270	1/25/2031	791,494
2,213,211	Quest Trust, 1M Libor + 5.25%	4.665	12/25/2033	2,023,463
347,716	Quest Trust, 1M Libor + 4.88%	7.361	2/25/2034	342,755
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	4.336	9/25/2034	173,977
193,885	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	2.786	6/25/2044	174,168

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
479,612	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	2.836	11/25/2046	$455,634
16,971	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	2.936	5/25/2018	16,491
450,276	RALI Series 2005-QS7 Trust	5.500	6/25/2035	437,406
3,847,519	RALI Series 2006-QO7 Trust, Federal Reserve U.S. 12 month + 0.80%	3.197	9/25/2046	3,585,550
910,671	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	2.686	10/25/2046	871,973
61,753	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	2.886	6/25/2036	47,266
71,983,334	RALI Series 2006-QS12 Trust (B)	0.466	9/25/2036	1,063,291
1,260,868	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	2.736	6/25/2037	144,511
1,030,868	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	2.756	8/25/2037	510,927
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	5.186	10/25/2033	291,414
89,671	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	4.386	10/25/2031	89,797
3,750,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	3.186	9/25/2035	2,767,361
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	3.116	9/25/2035	958,477
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	2.986	9/25/2035	399,327
4,326,885	RASC Series 2001-KS1 Trust (C)	7.487	3/25/2032	4,114,139
1,189,165	RASC Series 2004-KS1 Trust, 1M Libor + 1.58%	4.061	2/25/2034	1,192,048
1,844,466	RASC Series 2004-KS6 Trust	5.133	7/25/2034	1,328,166
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	4.361	7/25/2035	2,954,124
322,839	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	7.736	12/25/2032	122,268
19,551,081	Reperforming Loan REMIC Trust 2005-R1, 144A	3.717	3/25/2035	2,273,824
22,286,357	Reperforming Loan REMIC Trust 2006-R1, 144A	3.348	1/25/2036	2,486,760
30,761,545	Residential Asset Securitization Trust 2005-A11CB (B)	0.322	10/25/2035	278,278
2,112,095	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	1,261,214
1,743,802	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,522,490
2,052,403	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,651,678
3,145,539	Residential Asset Securitization Trust 2007-A9 (B)	7.000	9/25/2037	861,924
27,299	RFSC Series 2001-RM2 Trust (B)	4.444	6/25/2031	26,482
312,167	SACO I Inc., 144A (B)	6.046	4/25/2039	309,045
1,052,991	SACO I Trust 2006-3, 1M Libor + 0.36%	2.846	4/25/2036	1,037,408
281,372	SACO I Trust 2006-6, 1M Libor + 0.26%	2.746	6/25/2036	274,345
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.250	5/25/2034	583,302
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.250	5/25/2034	614,875
90,037	Saxon Asset Securities Trust 2001-3, 1M Libor + 1.17%	3.656	7/25/2031	89,043
293,342	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	5.073	12/25/2032	265,277
261,730	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.549	12/25/2033	216,837
1,709,557	Saxon Asset Securities Trust 2004-1, 1M Libor + 2.63%	3.152	3/25/2035	346,403
176,189	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	4.391	8/25/2035	172,905
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	3.131	5/25/2035	141,433
1,000,000	Saxon Asset Securities Trust 2005-3, 1M Libor + 1.80%	2.909	11/25/2035	154,288
5,250,000	Saxon Asset Securities Trust 2006-1, 1M Libor + 0.77%	3.251	3/25/2036	809,938
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	5.486	12/25/2037	2,517,864
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	5.486	2/25/2034	24,921
152,284	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	4.661	2/25/2034	139,758
80,755	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	4.211	2/25/2034	80,893
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	4.166	9/25/2034	118,158
260,111	Security National Mortgage Loan Trust Adj%	2.886	2/25/2035	233,800
163,893	Sequoia Mortgage Trust 2007-1 (B)	4.111	2/20/2047	153,173
306,172	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	3.613	9/20/2032	277,959
203,619	Soundview Home Loan Trust 2004-WMC1, 1M Libor + 1.20%	3.686	1/25/2035	198,609
2,772,122	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	2.646	11/25/2036	2,744,706
422,050	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	2.666	7/25/2037	381,652
4,823,000	Soundview Home Loan Trust 2007-OPT5, 1M Libor + 1.30%	3.786	10/25/2037	4,031,505
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	6.986	6/25/2034	164,737
280,391	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 1M Libor + 2.40%	4.886	8/25/2034	268,007
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	5.036	2/25/2035	352,933
246,329	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	4.436	2/25/2035	242,243
24,755	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	5.111	7/25/2035	24,847
1,829,674	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	2.636	11/25/2037	1,330,919
2,318,726	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (B)	4.103	9/25/2035	2,080,807
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	6.986	10/25/2033	205,757
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	3.866	4/25/2033	259,023
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	7.361	6/25/2033	129,269
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	6.986	8/25/2033	731,557
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	5.111	8/25/2033	64,231

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 77.5% (continued)
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	6.986	10/25/2033	$469,848
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	5.486	5/25/2034	490,344
217,330	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	4.211	9/25/2034	217,670
126,617	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	3.416	9/25/2034	125,383
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	5.261	10/25/2034	69,060
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	3.761	12/25/2034	506,071
6,725,025	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	2.946	5/25/2045	5,704,074
776,004	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	2.696	4/25/2036	729,312
950,873	Structured Asset Mortgage Investments II Trust 2007-AR7 (B)	3.412	5/25/2047	862,883
64,246	Structured Asset Mortgage Investments II Trust 2007-AR4, 1M Libor + 0.20%	2.686	8/25/2036	81,185
1,633,021	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	3.536	3/25/2035	2,788,632
525,522	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	508,624
276,531	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	163,724
52,231	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	50,484
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (C)	5.670	3/25/2034	180,690
197,028	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (C)	5.479	11/25/2033	116,908
530,464	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	519,722
977,593	Sunnova Helios II Issuer LLC, 144A	7.710	7/20/2048	1,016,697
511,775	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	3.336	7/25/2034	492,000
205,552	Terwin Mortgage Trust 2003-7SL, 144A (B)	8.000	12/25/2033	193,836
970,320	Terwin Mortgage Trust 2004-18SL, 144A (B)	8.000	10/25/2034	907,420
376,242	Terwin Mortgage Trust 2006-HF-1, 144A (B)	4.560	2/25/2037	354,183
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (B)	6.000	7/25/2034	151,793
59,173	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (B)	8.000	10/25/2034	57,745
100,872	Terwin Mortgage Trust Series TMTS 2003-8HE, 1M Libor + 2.40%	4.886	12/25/2034	99,741
1,426,327	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	6.611	1/25/2034	1,417,620
1,570,262	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	1,486,445
228,092	Voyager CNTYW Delaware Trust, 144A	15.176	2/16/2036	198,330
790,727	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.556	5/25/2046	757,637
2,470,947	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	2.546	10/25/2036	1,189,256
9,332,000	Washington Mutual Mortgage Pass-Through Certificates WMALT Ser 2006-AR10 Trust, 1M Libor + 0.26%	2.746	12/25/2036	2,108,635
617,951	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	3.107	12/25/2046	573,824
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 (B), 144A	2.029	6/15/2049	1,756,806
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 4.50%, 144A	6.986	10/25/2034	972,410
920,355	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	5.306	10/25/2034	892,448
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (B)	5.000	10/25/2034	962,976
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	6.236	4/25/2035	1,758,144
312,788	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	6.236	4/25/2035	321,464
291,248	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	3.436	4/25/2034	282,700
538,797	Wells Fargo Mortgage Backed Securities 2004-BB Trust (B)	4.940	1/25/2035	546,371
245,488	Wells Fargo Mortgage Backed Securities 2004-C Trust (B)	5.207	4/25/2034	135,733
76,088	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust (B)	4.737	6/25/2035	74,400
228,104	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	2.886	6/25/2037	95,804
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $547,659,005)			565,691,918

	COMMERCIAL MORTGAGE BACKED SECURITIES - 7.7%
287,712	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 2.15%	5.711	12/25/2033	287,736
168,159	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 1.60%	4.886	1/25/2035	170,025
171,723	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	3.146	8/25/2035	162,342
171,723	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	3.106	8/25/2035	163,228
840,755	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	3.096	8/25/2035	806,548
646,823	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	2.966	8/25/2035	622,369
1,412,322	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	3.586	11/25/2035	1,336,841
78,631	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	3.086	11/25/2035	75,358
651,036	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	2.996	11/25/2035	622,006
70,463	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	2.976	11/25/2035	67,573
1,023,069	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	2.926	11/25/2035	985,769
281,961	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	3.096	1/25/2036	267,531
550,504	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	2.986	1/25/2036	521,444
43,083	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	2.886	4/25/2036	41,300
40,777	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	2.866	4/25/2036	39,120
1,764,621	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	2.906	7/25/2036	1,699,998
82,771	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	2.836	7/25/2036	79,534
284,038	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	2.796	7/25/2036	274,365
1,974,911	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	2.776	12/25/2036	1,836,838

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 7.7% (continued)
1,572,580	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	2.716	12/25/2036	$1,525,747
1,505,639	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	3.686	1/25/2037	2,007,664
873,599	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.49%	2.976	1/25/2037	791,275
2,814,798	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	2.956	1/25/2037	2,559,221
620,437	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.29%	2.776	3/25/2037	570,382
174,756	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	2.706	3/25/2037	165,858
2,295,286	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	2.806	7/25/2037	2,168,438
2,637,837	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	3.036	9/25/2037	2,359,555
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%	3.986	10/25/2037	9,020,734
4,866,119	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	3.486	10/25/2037	4,845,786
9,000,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	3.986	12/25/2037	7,643,989
630,926	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	3.986	1/25/2038	632,679
1,504,136	Bayview Commercial Asset Trust Adj%	2.815	7/25/2036	1,451,822
938,487	Bayview Commercial Asset Trust Adj%	3.045	1/25/2037	849,840
4,725,919	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	7.746	8/28/2044	5,244,611
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A (B)	7.214	3/25/2049	1,698,446
1,458,551	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A, 1M Libor + 2.65%	5.136	3/25/2049	1,477,591
764,800	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 144A (B)	5.646	2/15/2039	767,676
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.032	4/17/2045	180,354
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.032	4/17/2045	185,201
142,314	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 (B)	5.322	1/15/2049	142,582
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $52,480,746)			56,349,376

	CORPORATE BONDS - 3.4%
	FINANCIAL - 3.4%
3,500,000	Freedom Mortgage Corp. 144A	10.750	4/1/2024	3,429,965
5,320,000	Freedom Mortgage Corp. 144A	8.125	11/15/2024	4,748,100
3,000,000	Freedom Mortgage Corp. 144A	8.250	4/15/2025	2,677,500
9,150,000	Ocwen Financial Corp. 144A	8.375	11/15/2022	8,601,000
5,900,000	TitleMax Finance Corp. 144A	11.125	4/1/2023	5,568,125
	TOTAL CORPORATE BONDS (Cost $26,714,000)			25,024,690

	OTHER MORTGAGE BACKED SECURITIES - 1.6%
1,457,431	Conseco Financial Corp. (B)	7.950	11/15/2026	970,044
3,946,893	Conseco Financial Corp. (B)	6.970	5/15/2029	3,334,761
3,637,717	Conseco Financial Corp. (B)	6.830	4/1/2030	3,280,509
1,416,043	Conseco Financial Corp. 1M Libor + 5.25%	7.734	4/15/2032	1,557,154
909,301	Conseco Finance Securitizations Corp. (B)	7.690	3/1/2031	805,742
3,727,513	Conseco Finance Securitizations Corp. (B)	9.928	12/1/2033	657,930
87,810	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.906	9/25/2035	86,530
149,897	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor + 1.10%	3.586	8/25/2034	142,260
353,718	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (B)	4.676	6/25/2036	315,615
228,688	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%, 144A	3.106	1/25/2036	273,300
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $11,156,920)			11,423,845

	U.S. GOVERNMENT TREASURY - 4.1%
20,000,000	United States Treasury Note	2.500	1/31/2021	20,071,094
10,000,000	United States Treasury Note	2.500	2/28/2021	10,039,844
	TOTAL U.S. GOVERNMENT TREASURY (Cost $29,995,752)			30,110,938

	Number of		Exercise
	Contracts	Notional Amount	Price	Expiration Date	Fair Value +
PURCHASED PUT OPTIONS - 0.1%
iShares iBoxx $ Investment Grade	5,600	$64,400,000	$115	6/24/2019	$140,000
iShares iBoxx High Yield Corporate	6,500	53,950,000	83	6/24/2019	266,500
iShares Russell 2000 ETF	1,500	21,750,000	145	6/24/2019	360,000
TOTAL PURCHASED PUT OPTIONS (Cost $914,928)					766,500

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SHORT-TERM INVESTMENTS - 6.2%
	U.S. GOVERNMENT TREASURY - 1.9%
14,000,000	United States Treasury Bill ** (Cost $13,971,778)	0.000	5/2/2019	$13,971,745

Shares
	MONEY MARKET FUNDS - 4.3%
2,308,106	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 2.08% *			2,308,106
28,765,081	Goldman Sachs Financial Square Funds - Government Fund Government Fund, to yield 2.08% *			28,765,081
	TOTAL MONEY MARKET FUNDS (Cost $31,073,187)			31,073,187

	TOTAL INVESTMENTS - 100.6% (Cost - $713,966,316)			$734,412,199
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%			(4,869,226)
	NET ASSETS - 100.0%			$729,542,973

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

**	Zero Coupon Bond

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2019 144A, securities amounted to $148,455,830 or 20.3% of net assets.

LIBOR - London Interbank Offered Rate

(B)	Variable rate security.

(C)	STEP Coupon Bond

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

ASSETS
Investment in securities (identified cost $713,966,316), at fair value	$734,412,199
Receivable for Fund shares sold	1,684,791
Interest receivable	2,651,050
Prepaid expenses and other assets	70,804
TOTAL ASSETS	738,818,844

LIABILITIES
Payable for investments purchased	4,656,614
Payable for Fund shares redeemed	1,212,696
Investment advisory fees payable	1,085,202
Due to Custodian	2,235,791
Payable to related parties	39,730
Distribution (12b-1) fees payable	34,497
Accrued expenses and other liabilities	11,341
TOTAL LIABILITIES	9,275,871
NET ASSETS	$729,542,973

Net Assets Consist Of:
Paid in capital	$758,205,672
Accumulated loss	(28,662,699)
NET ASSETS	$729,542,973

Net Asset Value Per Share:
Class A Shares:
Net Assets	$134,781,453
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,355,379
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.91
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$11.57

Class C Shares:
Net Assets	$6,513,881
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	598,796
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.88

Class I Shares:
Net Assets	$588,247,639
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	53,874,314
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.92

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME
Interest income	$16,927,698
TOTAL INVESTMENT INCOME	16,927,698

EXPENSES
Investment advisory fees	6,748,087
Distribution (12b-1) Fees:
Class A	141,826
Class C	25,838
Administrative services fees	281,483
Third Party Administrative Servicing Fees	180,121
Accounting services fees	56,313
Custodian fees	43,202
Professional fees	42,454
Transfer agent fees	36,816
Registration fees	28,452
Printing and postage expenses	27,573
Compliance officer fees	14,974
Trustees fees and expenses	6,788
Insurance expense	5,976
Other expenses	9,541
TOTAL EXPENSES	7,649,444
Less: Fees waived by the Adviser	(176,464)
NET EXPENSES	7,472,980
NET INVESTMENT INCOME	9,454,718

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(2,800,314)
Net change in unrealized depreciation on investments	(7,984,274)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,784,588)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,329,870)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment income	$9,454,718	$12,673,992
Net realized gain (loss) from security transactions	(2,800,314)	1,431,417
Net change in unrealized appreciation (depreciation) of investments	(7,984,274)	10,256,328
Net increase (decrease) in net assets resulting from operations	(1,329,870)	24,361,737

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(2,214,940)
Class C	—	(82,398)
Class I	—	(17,773,972)
From return of capital:
Class A	—	(792,606)
Class C	—	(54,746)
Class I	—	(9,516,039)
Total distributions paid: *
Class A	(3,506,825)	—
Class C	(144,260)	—
Class I	(17,598,492)	—
Net decrease in net assets resulting from distributions to shareholders	(21,249,577)	(30,434,701)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	122,900,728	68,092,113
Class C	2,675,843	3,487,038
Class I	213,057,827	463,873,326
Net asset value of shares issued in reinvestment of distributions:
Class A	3,418,328	2,905,332
Class C	133,045	128,770
Class I	14,604,046	21,686,169
Payments for shares redeemed:
Class A	(43,316,968)	(82,367,783)
Class C	(253,992)	(290,115)
Class I	(260,456,717)	(147,141,115)
Net increase in net assets resulting from shares of beneficial interest	52,762,140	330,373,735

TOTAL INCREASE IN NET ASSETS	30,182,693	324,300,771

NET ASSETS
Beginning of Period	699,360,280	375,059,509
End of Period **	$729,542,973	$699,360,280

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment loss of $0 as of September 30, 2018.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(Continued)

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
SHARE ACTIVITY
Class A:
Shares sold	11,053,076	5,990,016
Shares reinvested	312,499	257,716
Shares redeemed	(3,907,196)	(7,233,501)
Net increase (decrease) in shares of beneficial interest outstanding	7,458,379	(985,769)

Class C:
Shares sold	242,276	307,396
Shares reinvested	12,192	11,455
Shares redeemed	(23,108)	(25,583)
Net increase in shares of beneficial interest outstanding	231,360	293,268

Class I:
Shares sold	19,176,154	40,789,414
Shares reinvested	1,333,598	1,923,705
Shares redeemed	(23,460,075)	(12,918,714)
Net increase (decrease) in shares of beneficial interest outstanding	(2,950,323)	29,794,405

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2019		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.26		$11.36	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.26	0.26	0.44
Net realized and unrealized gain (loss) on investments	(0.17)		0.24	0.92	0.64
Total from investment operations	(0.04)		0.50	1.18	1.08
Less distributions from:
Net investment income	(0.31)		(0.43)	(0.39)	(0.34)
Return of capital	—		(0.17)	(0.07)	(0.10)
Total distributions	(0.31)		(0.60)	(0.46)	(0.44)
Net asset value, end of period	$10.91		$11.26	$11.36	$10.64
Total return (3)	(0.22	)% (6)	4.53%	11.29%	10.97	% (6)
Net assets, at end of period (000s)	$134,781		$55,124	$66,837	$14,493
Ratio of gross expenses to average net assets (4)	2.29	% (5)	2.33%	2.43%	3.25	% (5)
Ratio of net expenses to average net assets	2.24	% (5)	2.24%	2.24%	2.24	% (5)
Ratio of net investment income to average net assets	2.32	% (5)	2.27%	2.38%	4.82	% (5)
Portfolio Turnover Rate	19	% (6)	34%	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class A shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2019		Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2018	September 30, 2017 (1)
Net asset value, beginning of period	$11.23		$11.36	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.16	0.02
Net realized and unrealized gain (loss) on investments	(0.16)		0.25	1.54
Total from investment operations	(0.07)		0.41	1.56
Less distributions from:
Net investment income	(0.28)		(0.39)	(0.13)
Return of capital	—		(0.15)	(0.07)
Total distributions	(0.28)		(0.54)	(0.20)
Net asset value, end of period	$10.88		$11.23	$11.36
Total return (3)	(0.64	)% (6)	3.67%	6.51	% (6)
Net assets, at end of period (000s)	$6,514		$4,127	$842
Ratio of gross expenses to average net assets (4)	3.04	% (5)	3.08%	3.18	% (5)
Ratio of net expenses to average net assets	2.99	% (5)	2.99%	2.99	% (5)
Ratio of net investment income to average net assets	1.59	% (5)	1.40%	0.41	% (5)
Portfolio Turnover Rate	19	% (6)	34%	10	% (6)

(1)	The Deer Park Total Return Credit Fund Class C shares commenced operations on April 6, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2019		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.26		$11.37	$10.65	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.28	0.29	0.49
Net realized and unrealized gain (loss) on investments	(0.16)		0.24	0.91	0.62
Total from investment operations	(0.01)		0.52	1.20	1.11
Less distributions from:
Net investment income	(0.33)		(0.46)	(0.41)	(0.35)
Return of capital	—		(0.17)	(0.07)	(0.11)
Total distributions	(0.33)		(0.63)	(0.48)	(0.46)
Net asset value, end of period	$10.92		$11.26	$11.37	$10.65
Total return (3)	(0.11	)% (6)	4.70%	11.51%	11.32	% (6)
Net assets, at end of period (000s)	$588,248		$640,110	$307,380	$33,655
Ratio of gross expenses to average net assets (4)	2.04	% (5)	2.08%	2.18%	3.00	% (5)
Ratio of net expenses to average net assets	1.99	% (5)	1.99%	1.99%	1.99	% (5)
Ratio of net investment income to average net assets	2.63	% (5)	2.49%	2.64%	5.07	% (5)
Portfolio Turnover Rate	19	% (6)	34%	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class I shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Non - Agency Residential Mortgage Backed Securities	$—	$565,312,318	$379,600	$565,691,918
Commercial Mortgage Backed Securities	—	56,349,376	—	56,349,376
Corporate Bonds	—	25,024,690	—	25,024,690
Other Mortgage Backed Securities	—	11,423,845	—	11,423,845
U.S Government Treasury	—	30,110,938	—	30,110,938
Purchase Put Options	766,500	—	—	766,500
Short Term Investments	31,073,187	13,971,745	—	45,044,932
Total	$31,839,687	$702,192,912	$379,600	$734,412,199

There were no transfers between Level 1 and Level 2 during the current period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	See Portfolio of Investments for industry classification.

Transfers between Level 2 and Level 3 generally relate to whether significant unobservable inputs are used for the fair value measurements.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential
Mortgage Backed
Securities
Beginning Value	$379,166
Total realized gain (loss)	—
Appreciation (Depreciation)	434
Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	—
Ending Value	$379,600

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2019, are as follows:

	Fair Value at	Valuation
	March 31, 2019	Technique	Unobservable Inputs
Deer Park Total Return Credit Fund

Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$379,600	Bankruptcy - Discounted Cash Flow	Potential future cash payments; Discounted cash payment

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

to uncertain tax positions taken on tax returns filed for the open 2016 - 2017 tax years, or expected to be taken in the Fund’s 2018 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Should the Fund invest in derivative instruments, it would be exposed to market risk and would be disclosed in the portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $367,946,967 and $125,630,613, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the Fund incurred $6,748,087 in advisory fees of which $1,085,202 is payable as of March 31, 2019 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% per annum of Class A average daily net assets, 2.99% per annum of Class C average daily net assets and 1.99% per annum for Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

For the six months ended March 31, 2019, the Adviser waived fees of $176,464 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2019	9/30/2020	9/30/2021
$246,743	$353,690	$480,246

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2019, the Fund paid $141,826 and $25,838 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2019, the Distributor received $105,153 from front-end sales charges of which $15,251 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$20,073,310	$7,524,734
Long-Term Capital Gain	—	—
Return of Capital	10,361,391	2,264,136
	$30,434,701	$9,788,870

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(5,554,951)	$(28,958,458)	$—	$28,430,157	$(6,083,252)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $5,554,951.

At September 30, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Capital Loss
Non-Expiring	Non-Expiring	Carryforward
Short-Term	Long-Term	Limitation	Total
$2,836,153	$58,983	$26,063,322	$28,958,458

As a result of the acquisition of another Fund, $8,464,788 and $17,598,534 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to tax adjustments for paydowns and tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger resulted in reclassifications for the Fund for the fiscal year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$7,399,318	$(7,399,318)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$713,966,316	$36,475,765	$(16,029,882)	$20,445,883

7.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been incorporated with these financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes became effective November 5, 2018. Management has evaluated the impacts of these amendments and has determined that the updates are not material to the Fund’s financial statements. For this reason, the related changes have not been applied to these financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” Expenses in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/18	3/31/19	10/1/18 – 3/31/19	10/1/18 – 3/31/19
Class A	$1,000.00	$997.80	$11.19	2.24%
Class C	1,000.00	993.60	14.86	2.99
Class I	1,000.00	998.90	9.97	1.99

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/18	3/31/19	10/1/18 – 3/31/19	10/1/18 – 3/31/19
Class A	$1,000.00	$1,013.79	$11.22	2.24%
Class C	1,000.00	1,010.08	15.07	2.99
Class I	1,000.00	1,015.01	10.00	1.99

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISERS
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/7/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/7/19